Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Transmission	$ 5,336.1	$ 3,973.5
Property, Plant and Equipment, Other	131.4	99.4
Property, Plant and Equipment, Construction Work in Progress	1,312.7	981.3
Accumulated Depreciation	170.4	99.6
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	6,609.8	4,954.6
Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
Allowance for Equity Funds Used During Construction	52.3	52.3	$ 53.0
Allowance for Borrowed Funds Used During Construction	20.2	15.6	$ 17.7
Regulated Operation [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	0.0	0.0
Property, Plant and Equipment, Transmission	5,336.1	3,973.5
Property, Plant and Equipment, Distribution	0.0	0.0
Property, Plant and Equipment, Other	130.0	98.3
Property, Plant and Equipment, Construction Work in Progress	1,312.7	981.3
Accumulated Depreciation	170.4	99.6
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	$ 6,608.4	$ 4,953.5
Regulated Operation [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Transmission	100 years	100 years	75 years
Regulated Operation [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Transmission	20 years	20 years	20 years
Regulated Operation [Member] | Transmission [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	1.70%	1.60%	1.40%
Unregulated Operation [Member]
Depreciation, Depletion and Amortization
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	$ 1.4	$ 1.1